Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALGER PORTFOLIOS
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER PORTFOLIOS

Alger Balanced Portfolio

May 31, 2019 Supplement to the Statutory

Prospectus dated May 1, 2019, as supplemented to date

The table titled “Average Annual Total Return as of December 31, 2018” in the prospectus for Alger Balanced Portfolio Class I-2 Shares is hereby deleted in its entirety and replaced with the following:

Average Annual Total Return as of December 31, 2018

	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 9/5/89)	-3.32%	6.10%	8.92%	7.32%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)*	-1.51%	10.40%	15.29%	9.19%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)*	-4.38%	11.05%	15.16%	9.23%
Barclays U.S. Gov’t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	-0.42%	2.53%	3.46%	5.91%

*
After May 31, 2019 Alger Balanced Portfolio’s primary benchmark will be the S&P 500 Index. Alger Management believes that the S&P 500 index is a more appropriate benchmark for Alger Balanced Portfolio than the Russell 1000 Growth Index because the equity holdings of Alger Balanced Portfolio are more similar to the securities comprising the S&P 500 Index.

Alger Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ALGER PORTFOLIOS

Alger Balanced Portfolio

May 31, 2019 Supplement to the Statutory

Prospectus dated May 1, 2019, as supplemented to date

The table titled “Average Annual Total Return as of December 31, 2018” in the prospectus for Alger Balanced Portfolio Class I-2 Shares is hereby deleted in its entirety and replaced with the following:

Average Annual Total Return as of December 31, 2018

	1 Year	5 Years	10 Years	Since Inception
Class I-2 (Inception 9/5/89)	-3.32%	6.10%	8.92%	7.32%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)*	-1.51%	10.40%	15.29%	9.19%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)*	-4.38%	11.05%	15.16%	9.23%
Barclays U.S. Gov’t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)	-0.42%	2.53%	3.46%	5.91%

*
After May 31, 2019 Alger Balanced Portfolio’s primary benchmark will be the S&P 500 Index. Alger Management believes that the S&P 500 index is a more appropriate benchmark for Alger Balanced Portfolio than the Russell 1000 Growth Index because the equity holdings of Alger Balanced Portfolio are more similar to the securities comprising the S&P 500 Index.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Return as of December 31, 2018
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	After May 31, 2019 Alger Balanced Portfolio’s primary benchmark will be the S&P 500 Index. Alger Management believes that the S&P 500 index is a more appropriate benchmark for Alger Balanced Portfolio than the Russell 1000 Growth Index because the equity holdings of Alger Balanced Portfolio are more similar to the securities comprising the S&P 500 Index.
Alger Balanced Portfolio | Class I-2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.32%)
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	8.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.32%
Inception date	rr_AverageAnnualReturnInceptionDate	Sep. 05, 1989
Alger Balanced Portfolio | Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.51%)	[1]
5 Years	rr_AverageAnnualReturnYear05	10.40%	[1]
10 Years	rr_AverageAnnualReturnYear10	15.29%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.19%	[1]
Alger Balanced Portfolio | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)	[1]
5 Years	rr_AverageAnnualReturnYear05	11.05%	[1]
10 Years	rr_AverageAnnualReturnYear10	15.16%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.23%	[1]
Alger Balanced Portfolio | Barclays U.S. Gov’t/Credit Bond Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.42%)
5 Years	rr_AverageAnnualReturnYear05	2.53%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%

[1]	After May 31, 2019 Alger Balanced Portfolio’s primary benchmark will be the S&P 500 Index. Alger Management believes that the S&P 500 index is a more appropriate benchmark for Alger Balanced Portfolio than the Russell 1000 Growth Index because the equity holdings of Alger Balanced Portfolio are more similar to the securities comprising the S&P 500 Index.